Note 10 - Acquisition of Businesses (Details Textual) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2018 CAD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Mar. 31, 2018 shares	Feb. 28, 2018 CAD ($)
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued for acquisition | shares							1,415,285
EdgePower Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		100.00%						100.00%
Total consideration transferred, acquisition-date fair value		$ 14.9						$ 19,044,000
Cash transferred		$ 7.5
Equity interests of acquirer								9,510,000
Number of shares issued for acquisition | shares		1,415,285
Liabilities incurred		$ 6.0
Contingent liabilities recognised as of acquisition date								$ 0
EdgePower Inc. [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 7.4
Filter Group Inc [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 42,140,000		$ 33,300,000		$ 33,300,000
Cash transferred	15,000,000
Equity interests of acquirer	11,314,000
Liabilities incurred	27,826,000
Non-current liabilities recognised as of acquisition date	$ 21,611,000
Maximum number of shares issuable for earn-out payments | shares	9,500,000
Maximum number of shares issuable for earn-out payments to satisfy dividends | shares	2,400,000
Earn-out payment periods	3 years
Earn-out payment allocation of shares for cash	50.00%
Earn-out payment allocation of DRIP shares as cash	100.00%
Earn-out payments over next three years	$ 28,000,000
Revenue of acquiree since acquisition date			3,100,000
Profit (loss) of acquiree since acquisition date			400,000
Increase (decrease) in contingent consideration asset (liability)			5,462,000		5,462,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1.20
Cash transferred to purchase shares of acquiree	2,000,000
Cash transferred for the assumption of a shareholder debt	13,000,000
Cash consideration paid for a shareholder debt	$ 3,000,000
Cash consideration payable for a shareholder debt			12,000,000		12,000,000
Filter Group Inc [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Cash consideration payable for a shareholder debt			$ 11,800,000		11,800,000
Filter Group Inc [member] | Top of range [member]
Statement Line Items [Line Items]
Revenue of combined entity as if combination occurred at beginning of period					5,000,000
Filter Group Inc [member] | Bottom of range [member]
Statement Line Items [Line Items]
Revenue of combined entity as if combination occurred at beginning of period					$ 1,300,000